Significant transactions - Merger Agreement with Third Point Reinsurance (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Aug. 06, 2020 contingent_value_right $ / shares shares
Business combination
Common shares par value (in dollars per share)	$ 0.01	$ 0.01
Payments for legal settlements | $	$ 2.6
T P R E Shares
Business combination
Business combination common stock right to receive cash (in dollars per share)		$ 0.905
Business combination class of warrant or right issued (in shares) | shares		0.190
Business combination class of warrant or right issued (in dollars per share)		$ 0.905
Merger Agreement
Business combination
Business combination common stock right to receive cash (in dollars per share)		9.50
Other expenses | $	$ 13.7
Merger Agreement | T P R E Shares
Business combination
Common shares par value (in dollars per share)		$ 0.10
Number of CVRs | contingent_value_right		1
Business combination common stock right to receive shares (in shares) | shares		0.743
Business combination right to receive equity and cash (in shares)		$ 13.73